CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	¥ 571,701	¥ 534,141	¥ 1,684,379	¥ 1,796,155
Expenses:
Interest expense	23,763	25,528	74,006	67,376
Costs of operating leases	66,388	64,127	197,309	191,493
Life insurance costs	78,177	27,065	209,137	152,799
Costs of goods and real estate sold	85,705	110,497	245,747	415,810
Services expense	119,772	127,673	367,521	375,245
Other (income) and expense, net	644	745	(131)	242
Selling, general and administrative expenses	116,563	109,438	337,754	320,084
Provision for doubtful receivables and probable loan losses	5,151	5,865	15,724	14,075
Write-downs of long-lived assets	518	0	554	26
Write-downs of securities	0	113	36	821
Total expenses	496,681	471,051	1,447,657	1,537,971
Operating Income	75,020	63,090	236,722	258,184
Equity in Net Income of Affiliates	21,609	9,695	54,226	16,514
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	25,200	1,438	58,488	20,470
Bargain Purchase Gain			1,022	0
Income before Income Taxes	121,829	74,223	350,458	295,168
Provision for Income Taxes	35,684	(8,186)	102,649	56,140
Net Income	86,145	82,409	247,809	239,028
Net Income Attributable to the Noncontrolling Interests	939	903	3,131	2,387
Net Income Attributable to the Redeemable Noncontrolling Interests	37	349	359	434
Net Income Attributable to ORIX Corporation Shareholders	¥ 85,169	¥ 81,157	¥ 244,319	¥ 236,207
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 66.64	¥ 63.41	¥ 190.99	¥ 184.53
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 66.58	¥ 63.35	¥ 190.82	¥ 184.38
Finance Revenues
Revenues:
Total revenues	¥ 64,380	¥ 62,599	¥ 190,504	¥ 179,951
Gains (losses) on investment securities and dividends
Revenues:
Total revenues	7,285	(6,968)	27,666	4,767
Operating Leases
Revenues:
Total revenues	100,743	104,346	303,148	313,321
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	108,188	47,416	290,656	228,020
Sales of Goods and Real Estate
Revenues:
Total revenues	95,633	122,438	280,127	453,199
Services Income
Revenues:
Total revenues	¥ 195,472	¥ 204,310	¥ 592,278	¥ 616,897